SUPPLEMENT TO
                   TOUCHSTONE VARIABLE SERIES TRUST PROSPECTUS


                    THIS SUPPLEMENT IS DATED AUGUST 22, 2000.


The Touchstone Variable Series Trust Prospectus, dated May 1, 2000, is hereby supplemented with the following information.

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     The Touchstone Emerging Growth Fund and the Touchstone Value Plus Fund
     are invested in technology securities. The value of technology securities may fluctuate dramatically and technology securities may be subject to greater than average financial and market risks. Investments in the high technology sector include the risk that certain products and services may be subject to competitive pressures and aggressive pricing and the risk that new products will not meet expectations or even reach the marketplace.


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      Please keep this document with your prospectus for future reference.



794474.02